Note 14 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Minimum Required For Capital Adequacy Purposes		Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2014
Total capital (to risk weighted assets)
Consolidated	$99,607	17.4%	$45,765	8.0%	$57,206	N/A
Bank	87,670	15.6	44,935	8.0	56,169	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	92,442	16.2	22,883	4.0	34,324	N/A
Bank	80,637	14.4	22,468	4.0	33,701	6.0
Tier 1 capital (to average assets)
Consolidated	92,442	11.8	31,306	4.0	39,133	N/A
Bank	80,637	10.5	30,702	4.0	38,377	5.0

2013
Total capital (to risk weighted assets)
Consolidated	$93,504	16.8%	$44,565	8.0%	$55,706	N/A
Bank	83,057	15.2	43,731	8.0	54,664	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	87,349	15.7	22,283	4.0	33,424	N/A
Bank	77,230	14.1	21,866	4.0	32,798	6.0
Tier 1 capital (to average assets)
Consolidated	87,349	11.7	29,918	4.0	37,397	N/A
Bank	77,230	10.5	29,410	4.0	36,762	5.0